STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 026 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Interest in Sensient Technologies Corporation Master Trust	$ 44,171,251	$ 36,503,088
Contributions receivable	1,628,413	1,445,662
Net assets available for benefits	$ 45,799,664	$ 37,948,750